Exhibit 99.7

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

November 17, 2016

LSRMF Acquisitions I, LLC

2711 North Haskell Avenue, Suite 1700

Dallas, Texas 75204

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

Ladies and Gentlemen:

We have performed the procedures described below, which were agreed to by LSRMF Acquisitions I, LLC (the “Company”) and Hudson Americas L.P. (“Hudson Americas”) and Credit Suisse Securities (USA) LLC (“Credit Suisse” and, together with Hudson Americas and the Company, the “Specified Parties”) related to their evaluation of certain information with respect to a portfolio of mortgage loans in conjunction with the proposed offering of COLT 2016-3 Mortgage Loan Trust, Mortgage-Pass-Through Certificates, Series 2016-3.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Agreed-Upon Procedures

On October 27, 2016, representatives of Hudson Americas, on behalf of the Company, provided us with a computer generated mortgage loan listing with respect to 402 mortgage loans (the “Mortgage Loan Listing”). At the Company’s instruction, we randomly selected 260 mortgage loans from the Mortgage Loan Listing (the “Selected Loans”).

On October 31, 2016, representatives of Hudson Americas, on behalf of the Company, provided us with a computer-generated mortgage loan data file and related record layout (the “Sample Data File”) with respect to 258 of the 260 Selected Loans (the Selected Loans indicated in Appendix A did not appear on the Sample Data File). The 258 Selected Loans included in the Sample Data File are hereinafter referred to as the “Sample Loans.”

Additionally, on November 1, 2016, representatives of Hudson Americas, on behalf of the Company, provided us with a supplemental data file containing the initial/next interest rate adjustment date for each of the 70 Sample Loans originated by “Sterling Bank and Trust” as indicated by representatives of Hudson Americas, on behalf of the Company (the “Supplemental Data File”). We were instructed by representatives of Hudson Americas, on behalf of the

Member of
Deloitte Touche Tohmatsu Limited

Company, to append the Sample Data File with the information set forth on the Supplemental Data File. The Sample Data File, as adjusted, is hereinafter referred to as the “Statistical Data File.”

We performed certain comparisons and recomputations for each of the Sample Loans relating to the mortgage loans characteristics (the “Characteristics”) set forth on the Statistical Data File and indicated below.

Characteristics

1.	Loan number (for identification purposes only)	14.	Property state
2.	Original principal balance	15.	Property zip code
3.	Original interest rate	16.	Prepayment penalty term (if applicable)
4.	Monthly P&I payment	17.	Interest only term (if applicable)
5.	First payment date	18.	Occupancy status
6.	Maturity date	19.	Property type
7.	Original term to maturity	20.	Appraised value
8.	Index description*	21.	Sales price
9.	Initial/next interest rate adjustment date*	22.	Loan purpose
10.	Interest rate adjustment frequency*	23.	Junior lien balance (if applicable)
11.	Gross margin*	24.	Original loan-to-value ratio
12.	Maximum interest rate*	25.	Combined loan-to-value ratio
13.	Minimum interest rate*

* For adjustable rate loans only

We compared Characteristics 2. through 15. to the corresponding information set forth on or derived from the respective Fixed Rate Note or Adjustable Rate Note (collectively, the “Note”); Characteristic 16. to the Note or Prepayment Penalty Rider (collectively, the “Prepayment Penalty Rider”); Characteristic 17. to the Note or Interest Only Addendum (collectively, the “Interest Only Addendum”); Characteristic 18. to the Residential Loan Application (the “Application”); Characteristics 19. and 20. to the Uniform Residential Appraisal Report or Appraisal Field Review Report (collectively, the “Appraisal Report”); Characteristic 21. to Settlement Statement or Closing Disclosure (collectively, the “Settlement Statement”); Characteristic 22. (for those Sample Loans for which the loan purpose field appearing on the Statistical Data File indicated a “first time home purchase” or “other-than-first-time home purchase”) to the Application and Settlement Statement; and Characteristic 23. to the Settlement Statement or “Underwriting Summary” (collectively, the “Junior Lien Summary”).

Further, with respect to Characteristic 22., for those Sample Loans for which the loan purpose is indicated on the Statistical Data File as a (i) “rate/term refinance - borrower initiated” or (ii) “cash out: debt consolidation”, “cash out: home improvement/renovation” or “cash out: other/multi- purpose/unknown purpose” (collectively, “cash out refinance”), we (A) observed that there was no sales price indicated on the Settlement Statement and (B) recalculated the “Amount to the Borrower” as the difference between (a) the original principal balance (as set forth on the Note) and (b) the sum of (1) the unpaid principal balance of the refinanced first mortgage loan, (2) the unpaid principal balance of any “secondary financing” relating to the subject property and (3) settlement charges relating to the subject mortgage loan (each as set forth on the Settlement Statement). At the Company’s instruction, we assumed that the loan purpose is (a) a “cash out refinance” if the Amount to the Borrower is greater than the greater of (i) $2,000 or (ii) 2% of the original principal balance (as set forth on the Note) and (b) a “rate/term refinance - borrower initiated” to the extent that it was not.

With respect to Characteristic 24., we recomputed the original loan-to-value ratio by dividing (a) the original principal balance (as set forth on the Note) by either (b) in the case of a first time home purchase or other-than-first-time home purchase (as derived from the Application and

Settlement Statement), the lesser of (i) the appraised value (as determined herein) and (ii) sales price (as set forth on the Settlement Statement) or (c) in the case of a rate/term refinance - borrower initiated or cash out refinance (as determined herein), the appraised value (as determined herein).

With respect to Characteristic 25., we recomputed the combined loan-to-value ratio by dividing (a) the sum of (i) the original principal balance (as set forth on the Note) and (ii) the junior lien balance, if any (as set forth on the Junior Lien Summary) by either (b) in the case of a first time home purchase or other-than-first-time home purchase (as derived from the Application and Settlement Statement), the lesser of (x) the appraised value (as determined herein) and (y) the sales price (as set forth on the Settlement Statement) or (c) in the case of a rate/term refinance - borrower initiated or cash out refinance (as determined herein), the appraised value (as determined herein).

At your instruction, for purposes of the procedures described above:

•	with respect to our comparison of Characteristics 19. and 20. and for the recalculations of Characteristics 24. and 25. (except for those Sample Loans indicated in Appendix B), for those Sample Loans for which Hudson Americas, on behalf of the Company, provided us with more than one Appraisal Report or an Appraisal Report and an Appraisal Field Review Report, (i) each noting an appraisal date less than 30 days from the origination date (as set forth on the Note), we were instructed to use the report with the lowest appraised value or (ii) where we noted at least one Appraisal Report or Appraisal Field Review Report with an appraisal date less than 30 days from the origination date (as set forth on the Note) and at least one Appraisal Report or Appraisal Field Review Report with an appraisal date greater than or equal to 30 days from the origination date (as set forth on the Note), we were instructed by Hudson Americas, on behalf of the Company, to use the Appraisal Report or Appraisal Field Review Report with the most recent appraisal date;

•	with respect to our comparison of Characteristic 22., for those Sample Loans indicated in Appendix C, we noted a difference when comparing the loan purpose set forth on the Statistical Data File to the loan purpose set for on the Application and Settlement Statement. For these Sample Loans, we were instructed to perform an additional procedure and compare the loan purpose set forth on the Statistical Data File to the loan purpose derived from the “Credit Report”. Such comparisons were found to be “in agreement;”

•	with respect to our recalculations of Characteristics 24. and 25., for those Sample Loans indicated in Appendix B, we were instructed by representatives of Hudson Americas, on behalf of the Company, to use the previous purchase price rather than the appraised value (as set forth on the Appraisal Report) for purposes of our recalculations; and

•	with respect to our comparison of Characteristics 24. and 25., differences of 0.0001% or less are noted to be “in agreement.”

The mortgage loan documents described above and any other related documents used in support of the Characteristics were provided to us by representatives of the Company and are collectively referred to hereinafter as the “Loan Documents.” We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Loan Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein. In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Loan Documents. In addition, we make no representations as to whether the Loan Documents are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding Sample Loans.

Agreed-Upon Procedures’ Findings

The results of the foregoing procedures indicated that the Characteristics set forth on the Statistical Data File were found to be in agreement with the above mentioned Loan Documents, except as described in Appendix D. Supplemental information is contained on Appendix E.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the mortgage loans or underlying documentation underlying the Statistical Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the mortgage loans or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. The information provided to us, including the information set forth in the Statistical Data File, is the responsibility of the Company.

We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or limited assurance on the accompanying information. Accordingly, we do not express such an opinion, limited assurance, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you. We have no responsibility to update this report for events or circumstances occurring after the date of this report.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

Appendix A to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated November 17, 2016 (Redacted).

The following Selected Loans did not appear in the Statistical Data File:

[REDACTED]
[REDACTED]

Appendix B to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated November 17, 2016 (Redacted).

In applying our agreed-upon procedures as outlined above, we recomputed Characteristics 24. and 25. using the previous purchase price (as set forth on the Appraisal Report) for the following Sample Loans:

[REDACTED]
[REDACTED]
[REDACTED]

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix C to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated November 17, 2016 (Redacted).

In applying our agreed-upon procedures as outlined above, we performed additional procedures with respect to Characteristic 22. for the following Sample Loans:

[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix D to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated November 17, 2016 issued by Deloitte & Touche LLP dated November 17, 2016

In applying our agreed-upon procedures as outlined above, we noted the following:

Exception Description Number	Exception Description

1	One difference in prepayment penalty term.
2	Seven differences in property type.
3	Two differences in appraised value.
4	One difference in sales price.
5	Seventeen differences in loan purpose.

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix E to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated November 17, 2016 (Redacted).

Supplemental Information Related to the Findings Set Forth on Appendix D

Exception Description Number	Sample Loan number	Characteristic	Characteristic set forth on the Statistical Data File	Characteristic set forth on or derived from the Loan Documents
1	[REDACTED]	Prepayment penalty term	60 Months	Not applicable
2	[REDACTED]	Property type	Single Family Detached	PUD
2	[REDACTED]	Property type	Single Family Detached	PUD
2	[REDACTED]	Property type	Townhouse	Condo, Low Rise (4 or fewer stories)
2	[REDACTED]	Property type	Other	Townhouse
2	[REDACTED]	Property type	Single Family Detached	PUD
2	[REDACTED]	Property type	PUD	Townhouse
2	[REDACTED]	Property type	PUD	Townhouse
3	[REDACTED]	Appraised value	$340,000.00	$381,500.00
3	[REDACTED]	Appraised value	$370,000.00	$400,000.00
4	[REDACTED]	Sales price	$405,157.00	$405,157.45
5	[REDACTED]	Loan purpose	other-than-first-time home purchase	first time home purchase
5	[REDACTED]	Loan purpose	other-than-first-time home purchase	first time home purchase
5	[REDACTED]	Loan purpose	first time home purchase	other-than-first-time home purchase
5	[REDACTED]	Loan purpose	first time home purchase	other-than-first-time home purchase
5	[REDACTED]	Loan purpose	other-than-first-time home purchase	first time home purchase
5	[REDACTED]	Loan purpose	other-than-first-time home purchase	first time home purchase
5	[REDACTED]	Loan purpose	other-than-first-time home purchase	first time home purchase
5	[REDACTED]	Loan purpose	first time home purchase	other-than-first-time home purchase
5	[REDACTED]	Loan purpose	first time home purchase	other-than-first-time home purchase
5	[REDACTED]	Loan purpose	first time home purchase	other-than-first-time home purchase
5	[REDACTED]	Loan purpose	first time home purchase	other-than-first-time home purchase
5	[REDACTED]	Loan purpose	first time home purchase	other-than-first-time home purchase
5	[REDACTED]	Loan purpose	first time home purchase	other-than-first-time home purchase
5	[REDACTED]	Loan purpose	first time home purchase	other-than-first-time home purchase
5	[REDACTED]	Loan purpose	other-than-first-time home purchase	first time home purchase
5	[REDACTED]	Loan purpose	first time home purchase	other-than-first-time home purchase
5	[REDACTED]	Loan purpose	first time home purchase	other-than-first-time home purchase

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.